Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total bank premises and equipment	$ 118,014	$ 115,123
Accumulated depreciation and amortization	(82,857)	(79,657)
Total	35,157	35,466
Depreciation and amortization expense	3,816	4,038	$ 4,554
Occupancy expense of the Bank's premises included rental expense	7,800	7,600	$ 7,500
Land [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and equipment	2,308	2,308
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and equipment	34,599	33,617
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and equipment	50,832	49,503
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and equipment	$ 30,275	$ 29,695